ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities
December 31, 2015

Payables to third-party sellers	$17,163,716
Accrued payroll and welfare	1,219,730
Payable for professional fee	858,577
Payables for rental fee	639,753
Others	88,680
Total accrued expenses and other current liabilities	$19,970,456